Business Combination (Tables)	9 Months Ended
Sep. 30, 2016
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The Company determined its preliminary allocation of the fair value of the assets acquired and liabilities assumed, as follows:

(in thousands)	As of July 20, 2016
Cash	$238
Restricted cash	63
Accounts receivable	80,930
Property and equipment	19,524
Intangible assets	21,010
Costs and estimated earnings in excess of billings on uncompleted contracts	39,443
Other current assets	2,111
Other assets	130
Advances to and equity in joint ventures	6
Deferred tax assets	380
Total assets acquired	163,835
Accounts payable, including retainage	35,596
Accrued expenses and other current liabilities	26,507
Billings in excess of costs on long term contracts	30,548
Long-term debt	30,858
Other long term liabilities	1,239
Total liabilities assumed	124,748
Net assets acquired	$39,087

Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The fair value of the consideration paid was as follows:

(in thousands, except shares and per share amounts)		As of July 20, 2016
Purchase price
Cash consideration paid for Limbach Facilities common shares		$32,396
Number of 1347 Capital common shares delivered	2,200,005
Fair value on July 20, 2016		17,465
Number of 1347 Capital warrants delivered, 5 year, $11.50 strike price	1,000,006
Fair value on July 20, 2016		599
Number of 1347 Capital warrants delivered, 7 year, $12.50 strike price	666,670
Fair value on July 20, 2016		488
Total consideration paid		$50,948

Business Combination, Segment Allocation [Table Text Block]
The following is a reconciliation of the purchase price paid associated with the acquisition over the estimated fair value of net assets acquired, allocated to goodwill:

(in thousands)	As of July 20, 2016
Total consideration paid	$50,948
Less, net assets acquired	39,087
Goodwill	$11,861

Schedule of Acquired Finite-Lived and Indefinite-Lived Intangible Assets by Major Class [Table Text Block]
The following table summarizes the Company’s preliminary allocation of the identifiable intangible assets acquired as of the date of the closing of the Business Combination:

(in thousands)	Gross Amount at Acquisition Date	Weighted Average Amortization Period (in Years)
Trade name	$9,960	Indefinite
Backlog – Construction	5,200	2.5
Backlog – Service	920	1 Year
Customer Relationships – Service	4,930	15 Years
Total	$21,010

Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited pro forma financial information summarizes the combined results of operations for the Company as though the Business Combination had occurred on January 1, 2015:

	Pro Forma Combined Statements of Operations
	For the nine months ended September 30,
(in thousands)	2016	2015
Pro forma revenues	$313,280	$331,350
Pro forma net loss attributable to common shareholders	$(848)	$(3,614)